Other comprehensive income - Reclassifications out of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Changes attributable to divestments	$ (2,193)	$ 2	$ (55)
Non-operational pension (cost) credit	166	(401)	72
Income from continuing operations before taxes	5,787	841	1,862
Tax	(1,057)	(496)	(772)
Changes in tax attributable to divestments	(80)	4,860	438
Net income	4,650	5,205	1,528
Amounts reclassified out of "Accumulated other comprehensive loss"
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Changes attributable to divestments		94	6
Changes in tax attributable to divestments		(35)
Amounts reclassified out of "Accumulated other comprehensive loss" | Other divestments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Changes in tax attributable to divestments	2
Amounts reclassified out of "Accumulated other comprehensive loss" | Power Grids business
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Changes in tax attributable to divestments		(35)
Foreign currency translation adjustments | Amounts reclassified out of "Accumulated other comprehensive loss"
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Changes attributable to divestments	(9)	519	(2)
Foreign currency translation adjustments | Amounts reclassified out of "Accumulated other comprehensive loss" | Solar Inverters business
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Changes attributable to divestments		99
Foreign currency translation adjustments | Amounts reclassified out of "Accumulated other comprehensive loss" | Other divestments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Changes attributable to divestments	(9)		(2)
Foreign currency translation adjustments | Amounts reclassified out of "Accumulated other comprehensive loss" | Power Grids business
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Changes attributable to divestments		420
Pension and other post-retirement plan adjustments | Amounts reclassified out of "Accumulated other comprehensive loss"
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income from continuing operations before taxes	50	938	112
Tax	4	(157)	(40)
Net income	56	746	72
Pension and other post-retirement plan adjustments | Amounts reclassified out of "Accumulated other comprehensive loss" | Other divestments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Changes attributable to divestments	(8)
Pension and other post-retirement plan adjustments | Amounts reclassified out of "Accumulated other comprehensive loss" | Power Grids business
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Changes attributable to divestments		186
Amortization of prior service cost | Amounts reclassified out of "Accumulated other comprehensive loss"
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Non-operational pension (cost) credit	(14)	(11)	(25)
Amortization of net actuarial losses | Amounts reclassified out of "Accumulated other comprehensive loss"
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Non-operational pension (cost) credit	65	113	99
Net losses from pension and curtailments | Amounts reclassified out of "Accumulated other comprehensive loss"
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Non-operational pension (cost) credit	$ 7	$ 650	$ 38